Revenue from contracts with customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of disaggregation of revenue

The following table represents our revenue disaggregated based on mobile and web platforms (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Mobile	$67,317	$71,026	$137,321	$124,185
Web	25,911	28,052	52,574	50,954

Total	$93,228	$99,078	$189,895	$175,139

The following table represents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
U.S. (1)	$80,432	$93,177	$164,094	$164,236
International	12,796	5,901	25,801	10,903

Total	$93,228	$99,078	$189,895	$175,139

(1)	Geographic location is presented as being derived from the U.S. when data is not available.

The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Years ended December 31,
	2020	2019
Mobile	$257,405	$184,755
Web	100,937	88,855

Total revenue	$358,342	$273,610

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Years ended December 31,
	2020	2019
U.S. (1)	$309,211	$237,712
International	49,131	35,898

Total revenue	$358,342	$273,610

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities

The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of June 30, 2021	As of December 31, 2020
Contract assets (1)	$562	$718
Contract liabilities	1,894	2,393

(1)	Contract assets are included within prepaid expenses and other current assets in our condensed consolidated balance sheets.

The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of December 31, 2020	As of December 31, 2019
Contract assets (1)	$718	$541
Contract liabilities	$2,393	$1,804

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.